BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of useful lives applied in depreciation
Useful lives applied in depreciation are as follows:

Vessels (excluding FLNG)	40 years
Vessels - FLNG	30 years from conversion date
Deferred drydocking expenditure	5 years
Deferred drydocking expenditure - FLNG	20 years
Mooring equipment - FLNG	8 years
Office equipment and fittings	3 to 6 years

(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1, 2023	1,374,607	45,771	109,094	7,341	1,536,813
Additions	—	—	8,492	1,934	10,426
Disposals (1)	(44,044)	—	—	—	(44,044)
Write-offs (2)	—	—	(9,094)	(3,382)	(12,476)
As of December 31, 2023	1,330,563	45,771	108,492	5,893	1,490,719

Depreciation, amortization and impairment
As of January 1, 2023	(336,055)	(25,906)	(32,011)	(5,788)	(399,760)
Charge for the year (3)	(38,166)	(5,544)	(5,264)	(828)	(49,802)
Disposals (1)	29,065	—	—	—	29,065
Write-offs (2)	—	—	9,094	3,382	12,476
Impairment (1)	(5,021)	—	—	—	(5,021)
As of December 31, 2023	(350,177)	(31,450)	(28,181)	(3,234)	(413,042)

Net book value as of December 31, 2023	980,386	14,321	80,311	2,659	1,077,677

(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1, 2022	1,374,607	45,771	109,094	7,264	1,536,736
Additions	—	—	—	77	77
As of December 31, 2022	1,374,607	45,771	109,094	7,341	1,536,813

Depreciation, amortization and impairment
As of January 1, 2022	(223,999)	(20,363)	(22,767)	(5,188)	(272,317)
Charge for the year (3)	(39,449)	(5,543)	(5,696)	(600)	(51,288)
Impairment (4)	(72,607)	—	(3,548)	—	(76,155)
As of December 31, 2022	(336,055)	(25,906)	(32,011)	(5,788)	(399,760)

Net book value as of December 31, 2022	1,038,552	19,865	77,083	1,553	1,137,053
(1) In May 2023, we entered into an agreement for the sale and recycling of the Gandria (“Gandria SPA”) with Last Voyage, DMCC, for net consideration of $15.2 million. The Buyer agreed to purchase the Gandria (including vessel and onboard equipment) for demolition and recycling which will take place at a ship recycling facility in India. Concurrently, the held for sale presentation criteria was met and a remeasurement of the vessel and onboard equipment to lower of her carrying value and fair value less estimated costs to sell was performed, resulting in an impairment charge of $5.0 million recognized during the year ended December 31, 2023. Before the held for sale presentation criteria was met, the Gandria was previously reported in our FLNG segment. The Gandria SPA was completed on November 1, 2023, resulting in a loss on disposal of $0.5 million recognized in “Other Operating gain/(loss)”, in the consolidated statements of operations (note 6).
(2) Write-offs relates to fully depreciated or fully amortized assets.
(3) Depreciation and amortization charges for the years ended December 31, 2023 and 2022, excludes $0.5 million and, $0.5 million respectively, of amortization charges in relation to the Cameroon license fee.
(4) Entry into the Arctic SPA changed the expected recovery of Golar Arctic’s carrying amount from continued use in operations over her remaining useful life, to recovery from sale, and was considered an indicator of impairment. As the revised future estimated cash flows were less than her carrying amount, an impairment charge of $76.2 million was recognized during the year ended December 31, 2022, reflecting an adjustment to her fair value (based on average broker valuation at date of measurement and represents the exit price in the principal LNG carrier sales market). The Golar Arctic is currently within our Shipping segment.
As of December 31, 2023, we performed our annual vessel impairment assessment and determined that the Golar Arctic’s market valuation of $44.3 million is less than its carrying value of $50.4 million. However, based on the estimated future undiscounted cash flows of the Golar Arctic which is significantly greater than its carrying value, no impairment was recognized.
Market values are determined using reference to average broker values provided by independent brokers. Broker values are considered an estimate of the market value for the purpose of determining whether an impairment trigger exists. Broker values are commonly used and accepted by our lenders in relation to determining compliance with relevant covenants in applicable credit facilities for the purpose of assessing security quality. Since vessel values can be volatile, our estimates of market value may not be indicative of either the current or future prices we could obtain if we sold any of the vessels. In addition, the determination of estimated market values may involve considerable judgment, given the illiquidity of the second-hand markets for these types of vessels.